Annual Fund Operating Expenses - First Trust TCW Securitized Plus ETF - First Trust TCW Securitized Plus ETF	Jan. 04, 2021
Operating Expenses:
Management Fees	0.75%
Distribution and Service (12b-1) Fees	none
Other Expenses	none	[1]
Total Annual Fund Operating Expenses	0.75%
Fee Waiver	0.10%	[2]
Total Annual Fund Operating Expenses After Fee Waiver	0.65%

[1]	“Other Expenses” is an estimate based on the expenses the Fund expects to incur for the current fiscal year.
[2]	Pursuant to a contractual agreement, First Trust Advisors L.P., the Fund's investment advisor, has agreed to waive management fees of 0.10% of average daily net assets until April 6, 2022. The waiver agreement may be terminated by action of the Trust's Board of Trustees at any time upon 60 days' written notice by the Trust, on behalf of the Fund, or by the Fund's investment advisor only after April 6, 2022.